Components of other comprehensive (loss) income (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Movement on Components of Other Comprehensive (Loss) Income [Abstract]
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	$ (1,639,179)	$ (91)	$ 3,485,814	$ (967,609)
Translation effect of foreign entities	(19,341,106)		62,171,364	(41,548,455)
Remeasurement of defined benefit plan, net of deferred taxes	(26,394,653)	(1,468)	(27,872,099)	(3,769,565)
Assets revaluation surplus net of deferred taxes	798,872	44	1,659,337	868,456
Total other comprehensive (loss) income items for the year, net of deferred taxes	(46,576,066)	$ (2,591)	39,444,416	(45,417,173)
Controlling Interest [Member]
Movement on Components of Other Comprehensive (Loss) Income [Abstract]
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	(1,639,179)		3,485,814	(967,609)
Translation effect of foreign entities	(18,772,267)		55,098,397	(37,399,680)
Remeasurement of defined benefit plan, net of deferred taxes	(26,414,854)		(27,929,881)	(3,662,102)
Assets revaluation surplus net of deferred taxes	455,357		945,822	497,628
Non-controlling interest of the items above	$ (205,123)		$ 7,844,264	$ (3,885,410)